Allowance for Probable Loan Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing receivable recorded investment
Past due	$ 77,053,000	$ 61,400,000
Past due 90 days or Greater and Still Accruing	7,257,000	5,226,000	$ 11,616,000
Loans, current	6,271,119,000	5,903,288,000
Total loans	6,348,172,000	5,964,688,000
30 to 59 Days
Financing receivable recorded investment
Past due	15,855,000	17,299,000
60 to 89 Days
Financing receivable recorded investment
Past due	4,429,000	6,327,000
90 Days or Greater
Financing receivable recorded investment
Past due	56,769,000	37,774,000
Commercial
Financing receivable recorded investment
Past due	22,496,000	26,033,000
Past due 90 days or Greater and Still Accruing	537,000	392,000
Loans, current	1,063,971,000	883,634,000
Total loans	1,086,467,000	909,667,000
Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	3,790,000	4,081,000
Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	398,000	829,000
Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	18,308,000	21,123,000
Commercial Real Estate: Other Construction and Land Development
Financing receivable recorded investment
Past due	1,482,000	6,354,000
Past due 90 days or Greater and Still Accruing	6,000	9,000
Loans, current	1,682,068,000	1,710,521,000
Total loans	1,683,550,000	1,716,875,000
Commercial Real Estate: Other Construction and Land Development | 30 to 59 Days
Financing receivable recorded investment
Past due	354,000	1,502,000
Commercial Real Estate: Other Construction and Land Development | 60 to 89 Days
Financing receivable recorded investment
Past due	308,000	396,000
Commercial Real Estate: Other Construction and Land Development | 90 Days or Greater
Financing receivable recorded investment
Past due	820,000	4,456,000
Commercial Real Estate: Farmland & Commercial
Financing receivable recorded investment
Past due	35,576,000	12,658,000
Past due 90 days or Greater and Still Accruing	954,000	289,000
Loans, current	2,007,709,000	1,930,412,000
Total loans	2,043,285,000	1,943,070,000
Commercial Real Estate: Farmland & Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	3,925,000	3,454,000
Commercial Real Estate: Farmland & Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	518,000	3,054,000
Commercial Real Estate: Farmland & Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	31,133,000	6,150,000
Commercial Real Estate: Multifamily
Financing receivable recorded investment
Past due	560,000	596,000
Loans, current	192,356,000	139,870,000
Total loans	192,916,000	140,466,000
Commercial Real Estate: Multifamily | 30 to 59 Days
Financing receivable recorded investment
Past due	84,000	44,000
Commercial Real Estate: Multifamily | 90 Days or Greater
Financing receivable recorded investment
Past due	476,000	552,000
Residential First Lien
Financing receivable recorded investment
Past due	10,848,000	11,108,000
Past due 90 days or Greater and Still Accruing	3,861,000	3,756,000
Loans, current	421,929,000	410,796,000
Total loans	432,777,000	421,904,000
Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	4,295,000	5,615,000
Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	2,458,000	1,350,000
Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	4,095,000	4,143,000
Residential Junior Lien
Financing receivable recorded investment
Past due	3,000,000	1,480,000
Past due 90 days or Greater and Still Accruing	1,099,000	382,000
Loans, current	697,748,000	608,838,000
Total loans	700,748,000	610,318,000
Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	1,310,000	762,000
Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	580,000	178,000
Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	1,110,000	540,000
Consumer
Financing receivable recorded investment
Past due	1,126,000	1,418,000
Past due 90 days or Greater and Still Accruing	133,000	387,000
Loans, current	48,417,000	53,750,000
Total loans	49,543,000	55,168,000
Consumer | 30 to 59 Days
Financing receivable recorded investment
Past due	868,000	910,000
Consumer | 60 to 89 Days
Financing receivable recorded investment
Past due	98,000	95,000
Consumer | 90 Days or Greater
Financing receivable recorded investment
Past due	160,000	413,000
Foreign
Financing receivable recorded investment
Past due	1,965,000	1,753,000
Past due 90 days or Greater and Still Accruing	667,000	11,000
Loans, current	156,921,000	165,467,000
Total loans	158,886,000	167,220,000
Foreign | 30 to 59 Days
Financing receivable recorded investment
Past due	1,229,000	931,000
Foreign | 60 to 89 Days
Financing receivable recorded investment
Past due	69,000	425,000
Foreign | 90 Days or Greater
Financing receivable recorded investment
Past due	$ 667,000	$ 397,000